Operating revenues	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Operating revenues

21. Operating revenues

For the years ended December 31, 2025, 2024 and 2023, the revenues from contracts with customers is described as follows:

Revenue recognition for the year ended December 31, 2025	At the flight time				At the sale				Total
	Domestic		International		Domestic		International		Revenues
Passenger revenues
Fare revenues	US$	734,341	US$	567,409	US$	—	US$	—	US$	1,301,750
Other passenger revenues		920,049		645,837		8,492		6,287		1,580,665
		1,654,390		1,213,246		8,492		6,287		2,882,415
Non-passenger revenues
Other non-passenger revenues		134,023		460		—		—		134,483
Cargo		2,152		18,466		—		—		20,618
Total	US$	1,790,565	US$	1,232,172	US$	8,492	US$	6,287	US$	3,037,516

Revenue recognition for the year ended December 31, 2024	At the flight time				At the sale				Total
	Domestic		International		Domestic		International		Revenues
Passenger revenues
Fare revenues	US$	930,837	US$	586,269	US$	—	US$	—	US$	1,517,106
Other passenger revenues		902,312		572,923		10,587		6,771		1,492,593
		1,833,149		1,159,192		10,587		6,771		3,009,699
Non-passenger revenues
Other non-passenger revenues		110,691		860		—		—		111,551
Cargo		2,122		18,504		—		—		20,626
Total	US$	1,945,962	US$	1,178,556	US$	10,587	US$	6,771	US$	3,141,876

	Domestic		International		Domestic		International		Revenues
Revenue recognition for the year ended December 31, 2023	At the flight time				At the sale				Total
Passenger revenues
Fare revenues	US$	1,027,699	US$	622,588	US$	—	US$	—	US$	1,650,287
Other passenger revenues		901,331		551,075		12,964		7,867		1,473,237
		1,929,030		1,173,663		12,964		7,867		3,123,524
Non-passenger revenues
Other non-passenger revenues		114,318		1,106		—		—		115,424
Cargo		4,432		15,593		—		—		20,025
Total	US$	2,047,780	US$	1,190,362	US$	12,964	US$	7,867	US$	3,258,973

Transactions from unearned transportation revenues

	2025		2024
January 1,	US$	342,777	US$	343,400
Deferred		2,900,434		3,009,076
Recognized in revenue during the year		(2,882,415)		(3,009,699)
December 31,	US$	360,796	US$	342,777

The performance obligations related to contract liability are recognized over the following 12 months and are related to the scheduled flights and other passenger services purchased by the client in advance.